Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Schedule Of Accrued Liabilities [Line Items]
Marketing costs	$ 99	$ 367
Vendor inventory liabilities	130	279
Warranty	318	408	459	252
Royalties	501	382
Carrier liabilities	141	524
Other	653	422
Accrued liabilities total	$ 1,842	$ 2,382